PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2021			€ 664	$ 664
Current service cost	€ 8	€ 6	15		€ 14
Interest cost / (income)	2	3	4		6
Past service cost	2	2	2		2
Immediate recognition of gains arising over the year	0	1	(1)		0
Administration expenses	0	1	1		1
Remeasurements due to:
—actual return less interest on plan assets			(43)
—changes in financial assumptions			(48)
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			8
Benefits paid			(11)
Contributions by the Group			(10)
Contributions by the plan participants			0
At June 30, 2021	581		581			€ 664
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	5	11		11
Interest cost / (income)	1	2	2		3
Past service cost	0	0	0		0
Immediate recognition of gains arising over the year	0	0	0		0
Administration expenses	0	1	1		1
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	1	4		3
Interest cost / (income)	1	1	2		3
Past service cost	2	2	2		2	2	€ 3	€ (36)
Immediate recognition of gains arising over the year	0	1	(1)		0
Administration expenses	0	€ 0	0		€ 0
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2021			1,122
Current service cost			15
Interest cost / (income)			7
Past service cost			2
Immediate recognition of gains arising over the year			(1)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(48)
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			11
Benefits paid			(26)
Contributions by the Group			0
Contributions by the plan participants			3
At June 30, 2021	1,085		1,085			1,122
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2021			906
Current service cost			11
Interest cost / (income)			5
Past service cost			0
Immediate recognition of gains arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(39)
—changes in demographic assumptions			0
—experience losses			(1)
Effects of changes in foreign exchange rates			5
Benefits paid			(17)
Contributions by the Group			0
Contributions by the plan participants			2
At June 30, 2021	872		872			906
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2021			216
Current service cost			4
Interest cost / (income)			2
Past service cost			2
Immediate recognition of gains arising over the year			(1)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(9)
—changes in demographic assumptions			0
—experience losses			1
Effects of changes in foreign exchange rates			6
Benefits paid			(9)
Contributions by the Group			0
Contributions by the plan participants			1
At June 30, 2021	213		213			216
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2021			(458)
Current service cost			0
Interest cost / (income)			(3)
Past service cost			0
Immediate recognition of gains arising over the year			0
Administration expenses			1
Remeasurements due to:
—actual return less interest on plan assets			(43)
—changes in financial assumptions			0
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(3)
Benefits paid			15
Contributions by the Group			(10)
Contributions by the plan participants			(3)
At June 30, 2021	€ (504)		€ (504)			€ (458)